Changes in TotalEnergies' perimeter - Major business combinations (Details) € in Millions, $ in Millions	Apr. 02, 2025 EUR (€)	Apr. 02, 2025 USD ($)	Dec. 31, 2024 USD ($)
SapuraOMV
Major business combinations
Goodwill			$ 440
Intangible assets			437
Tangible assets			1,022
Other assets and liabilities			(486)
Net debt of the acquired treasury			(224)
Fair value of the consideration transferred			$ 1,189
SapuraOMV | OMV
Major business combinations
Percentage of ownership interest acquired			50.00%
SapuraOMV | Sapura Upstream Assets
Major business combinations
Percentage of ownership interest acquired			50.00%
VSB Group
Major business combinations
Goodwill		$ 726
Intangible assets		918
Tangible assets		737
Other assets and liabilities		(184)
Net debt of the acquired treasury		(499)
Fair value of the consideration transferred	€ 1,570	$ 1,698